Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 98.26%
Fixed Income Funds — 25.02%
Delaware Ivy VIP Corporate Bond Class II	2,211,497	$ 9,620,012
Delaware Ivy VIP High Income Class I	127,698	355,002
Delaware Ivy VIP Limited-Term Bond Class II	1,628,721	7,459,539
		17,434,553
Global / International Equity Fund — 24.58%
Delaware Ivy VIP International Core Equity Class II	1,138,193	17,129,804
		17,129,804
US Equity Funds — 48.66%
Delaware Ivy VIP Core Equity Class II	774,638	8,799,884
Delaware Ivy VIP Growth Class II	1,004,634	8,800,594
Delaware Ivy VIP Mid Cap Growth Class I	409,166	3,649,761
Delaware Ivy VIP Small Cap Growth Class II	138,356	755,423
Delaware Ivy VIP Smid Cap Core Class II	326,384	3,332,379
Delaware Ivy VIP Value Class II	1,870,153	8,565,301
		33,903,342
Total Affiliated Mutual Funds (cost $87,612,692)		68,467,699

	Number of shares	Value (US $)

Short-Term Investments — 2.00%
Money Market Mutual Funds — 2.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	348,041	$ 348,041
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	348,041	348,041
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	348,041	348,041
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	348,041	348,041
Total Short-Term Investments (cost $1,392,164)		1,392,164

Total Value of Securities—100.26% (cost $89,004,856)		69,859,863
Liabilities Net of Receivables and Other Assets—(0.26%)★		(178,873)
Net Assets Applicable to 17,957,327 Shares Outstanding—100.00%		$69,680,990
★	Includes $33,600 cash collateral held at broker for futures contracts as of September 30,2023.
The following futures contracts were outstanding at September 30, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(3)	E-Mini S&P 500 Index	$(648,825)	$(678,059)	12/15/23	$29,234	$1,800
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
NQ- IV043 [0923] 1123 (3217143)    1